Long-term investment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jul. 31, 2019	Mar. 21, 2018	Sep. 04, 2017	Apr. 19, 2017
Long Term Investment [Line Items]
Total	$ 613,619,925	$ 564,340,219
Share of loss of equity investees	5,416,471	9,374,451	$ 1,710,070
Equity Method Investment Difference Between Aggregate Investment And Proportionate Share Of Net Assets	0	0
Wuhu Penghong Investment Center (Limited Partnership) [Member]
Long Term Investment [Line Items]
Equity method investees, Initial Cost	30,608,185	30,608,185				$ 30,600,000
Equity method investees	18,333,122	23,613,358
Partner One [Member] | Wuhu Penghong Investment Center (Limited Partnership) [Member]
Long Term Investment [Line Items]
Equity method investees, Initial Cost						91,800,000
Partner Two [Member] | Wuhu Penghong Investment Center (Limited Partnership) [Member]
Long Term Investment [Line Items]
Equity method investees, Initial Cost						$ 3,100,000
Beijing Huiju [Member]
Long Term Investment [Line Items]
Cash frozen	98,700,000
Zhengzhou Lianhe Real Estate Co., Ltd. [Member]
Long Term Investment [Line Items]
Nonmarketable equity securities, Initial Cost	241,648	241,648
Nonmarketable equity securities	286,689	291,409
Zhengzhou Taike Real Estate Co., Ltd. [Member]
Long Term Investment [Line Items]
Nonmarketable equity securities, Initial Cost	738,073	738,073
Nonmarketable equity securities	716,723	728,523
Madison Development Limited
Long Term Investment [Line Items]
Equity method investees, Initial Cost	19,095,969	19,095,969			$ 19,100,000
Equity method investees	16,294,996	16,743,122
Equity Method Investment, Ownership Percentage					50.00%
Qingdao Huiju Zhihui City Industrial Development Co., Ltd.
Long Term Investment [Line Items]
Equity method investees, Initial Cost	523,459,957	505,162,873					$ 505,200,000
Equity method investees	$ 488,227,667	$ 478,778,879
Equity Method Investment, Ownership Percentage		49.00%
Qingdao Huiju Zhihui City Industrial Development Co., Ltd. | Maximum [Member]
Long Term Investment [Line Items]
Equity Method Investment, Ownership Percentage							70.00%
Qingdao Huiju Zhihui City Industrial Development Co., Ltd. | Beijing Huiju [Member]
Long Term Investment [Line Items]
Transfer of remaining ownership percentage, as required by the legal action (as a percent)	21.00%
Refund of unauthorized transfer of cash, as required by the legal action	$ 98,700,000
Suzhou Rongjingchen Real Estate Co., Ltd
Long Term Investment [Line Items]
Equity method investees, Initial Cost	42,041,464			$ 42,000,000
Equity method investees	41,452,466
Equity Method Investment, Ownership Percentage				24.00%
Other [Member]
Long Term Investment [Line Items]
Equity method investees, Initial Cost	69,160,051	$ 59,289,036
Equity method investees	$ 48,308,262	$ 44,184,928